Convertible Loan (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 17, 2018	Dec. 31, 2018	Jun. 30, 2019	Apr. 30, 2019
Convertible Loan (Textual)
Convertible loan interest rate			10.93%
Annually interest rate		9.00%
Including interest amount				$ 46
Cure Pharmaceutical Holding Corp. [Member] | Convertible Loan Agreement [Member]
Convertible Loan (Textual)
Convertible loan amount	$ 500
Convertible loan interest rate	9.00%
Convertible loan maturity date	April 30, 2019